Annual Fund Operating Expenses - American Funds Global Balanced Fund	Dec. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.80%
Class 529-A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.23%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.83%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.55%
Class 529-C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	1.60%
Class 529-E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	1.07%
Class 529-T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.85%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.80%
Class 529-F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%
Expenses (as a percentage of Assets)	0.90%
Class F-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.85%
Class F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.58%
Class F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.47%
Class 529-F-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.57%
Class 529-F-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.52%
Class R-1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.53%
Class R-2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.37%
Expenses (as a percentage of Assets)	1.55%
Class R-3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.11%
Class R-4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.81%
Class R-5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.53%
Class R-6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.47%
Class R-2E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.60%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	1.27%
Class R-5E
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.63%